Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 215.8	$ 215.4	$ 190.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	135.6	150.1	168.0
Amortization	69.0	70.5	78.5
Provision for doubtful accounts and sales returns	16.3	19.5	16.8
Gain on sale of businesses	(49.3)
Indefinite-lived intangible asset impairment charge		7.0
Asset impairment, net (gain) loss on sale/disposal of assets, and gain on sale of product line	(5.8)	11.7	9.9
Loss from debt extinguishment			0.7
Stock-based compensation	34.0	38.9	39.6
Other non-cash expense and loss	49.3	41.8	38.1
Other non-cash income and gain	(11.8)		(2.0)
Change in assets and liabilities and other adjustments:
Trade accounts receivable	(110.8)	(106.7)	(43.6)
Inventories	(75.9)	(0.8)	(22.2)
Other current assets	3.5	(7.6)	29.4
Accounts payable	108.2	68.0	31.3
Accrued liabilities	(21.2)	73.8	(94.9)
Taxes on income	(12.2)	12.4	37.6
Deferred taxes	54.1	(1.3)	(1.0)
Other assets	(5.4)	(4.0)	1.5
Long-term retirement benefits and other liabilities	(73.3)	(75.3)	(55.1)
Net cash provided by operating activities	320.1	513.4	422.7
Investing Activities
Purchases of property, plant and equipment	(129.2)	(99.2)	(109.6)
Purchases of software and other deferred charges	(52.2)	(59.1)	(26.0)
Proceeds from sale of product lines		0.8	21.5
Proceeds from sale of property, plant and equipment	38.7	4.2	4.6
Sales (purchases) of investments, net	0.1	(6.7)	0.3
Proceeds from sale of businesses, net of cash provided	481.2
Other	0.8		5.0
Net cash provided by (used in) investing activities	339.4	(160.0)	(104.2)
Financing Activities
Net (decrease) increase in borrowings (maturities of 90 days or less)	(435.3)	42.3	(146.4)
Additional borrowings (maturities longer than 90 days)	250.0
Payments of debt (maturities longer than 90 days)	(1.9)	(1.8)	(1.5)
Dividends paid	(112.0)	(110.4)	(106.5)
Share repurchases	(283.5)	(235.2)	(13.5)
Proceeds from exercise of stock options, net	44.8	10.2	3.9
Other	(8.3)	(2.7)	(7.5)
Net cash used in financing activities	(546.2)	(297.6)	(271.5)
Effect of foreign currency translation on cash balances	2.9	1.6	3.5
Increase in cash and cash equivalents	116.2	57.4	50.5
Cash and cash equivalents, beginning of year	235.4	178.0	127.5
Cash and cash equivalents, end of year	$ 351.6	$ 235.4	$ 178.0